Summary of Significant Accounting Policies (Details) - USD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Summary of Significant Accounting Policies (Details) [Line Items]
Brokerage commissions (in Dollars)		$ 64,648	$ 1,155,914
Revenues from contracts with customers percentage	3.60%	1.60%	1.40%
Tax benefit percentage	50.00%
Commission expense percentage		10.00%	10.00%
Customer One [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Payable to customers	36.00%	40.00%
Customer Two [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Payable to customers	17.00%	19.00%
Customer Three [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Payable to customers	11.00%
Sales [Member] | Customer One [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Revenue percentage	35.00%	59.00%	17.00%
Sales [Member] | Customer Two [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Revenue percentage	18.00%	22.00%	14.00%
Sales [Member] | Customer Three [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Revenue percentage	11.00%		13.00%
Sales [Member] | Customer Four [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Revenue percentage			11.00%
Sales [Member] | Customer Five [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Revenue percentage			11.00%
Broker One [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Commission expense percentage	55.00%
Broker Two [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Commission expense percentage	35.00%
Broker Three [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Commission expense percentage	11.00%